Related Party Transactions (Details Narrative) - USD ($)														1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 09, 2023	Oct. 03, 2023	Jul. 31, 2023	Jul. 24, 2023	May 09, 2023	Mar. 13, 2023	Feb. 13, 2023	Feb. 09, 2023	Feb. 14, 2022	Nov. 08, 2021	Feb. 10, 2021	Mar. 30, 2020	Aug. 13, 2019	Jul. 31, 2023	Jan. 31, 2023	Jan. 25, 2023	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Mar. 15, 2023	Feb. 28, 2023	Feb. 15, 2023	Feb. 14, 2023
Line of credit facility, current borrowing capacity																		$ 7,160,000
Origination fee																		851,000		160,000
Warrant purchase																	1,898,489
Proceeds from sale of common stock			$ 25,000,000																	496,000
Line of credit facility																		27,660,000		14,500,000
Common stock held																	$ 250,000	250,000
Extinguishment of debt																				$ 437,000
Secured debt			10,000,000											$ 10,000,000			$ 10,000,000							$ 10,000,000
Warrants outstanding																	[1]	454,545	[1],[2]
Common stock, shares, outstanding																	37,951,000	37,949,000		37,941,000
Convertiable promissoty note																					$ 105,000,000
Line of Credit [Member]
Accrued loan origination fees			$ 1,332,800
2022 Warrants [Member]
Warrants issued percentage																		50.00%
Subsequent Event [Member]
Proceeds from sale of common stock						$ 25,000,000
Proceeds from issuance of secured debt																$ 500,000
Convertiable promissoty note																					105,000,000
Secured Convertible Promissory Note [Member]
Increase in line of credit					$ 4,000,000			$ 2,000,000										$ 4,500,000
Line of credit, expiry date																		Feb. 14, 2024
Secured debt																	$ 18,160,000
Proceeds from issuance of secured debt														16,660,000			5,500,000
Debt instrument, indebtedness														17,992,800
Convertiable promissoty note																					25,000,000
Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Increase in line of credit	$ 4,400,000	$ 500,000													$ 500,000
Line of credit facility, current borrowing capacity								1,000,000
Line of credit, current borrowing capacity								$ 2,000,000
Convertiable promissoty note																					25,000,000		$ 1,450,000
Warrant [Member]
Secured debt																	15,160,000
Common Stock [Member]
Proceeds from sale of common stock																	$ 10,000,000	$ 10,000,000
Common stock, shares, outstanding																	37,951,261	37,949,196		37,941,220
2022 Warrants [Member]
Warrant purchase																		8,458,597
Warrants exercise price, minimum																	$ 0.59	$ 0.59
Warrants exercise price, maximum																	$ 0.88	$ 0.88
2020 Loan Agreement [Member]
Line of credit, term												18 months
Line of credit facility, current borrowing capacity												$ 8,000,000.0					$ 8,000,000	$ 8,000,000.0
Common stock, shares												28,500
Line of credit, current borrowing capacity												$ 3,000,000.0
Warrant purchase												3,670,663
Line of credit, expiry date												Mar. 30, 2024
Line of credit facility, description												other indebtedness for money borrowed in excess of $100,000 becomes due and payable or can be declared due and payable prior to its due date or if indebtedness for money borrowed in excess of $25,000 is not paid when due
Warrants outstanding																	1,182,262
2020 Loan Agreement [Member] | Warrant [Member]
Warrant purchase																	3,670,663	3,670,663
Warrants exercise price, minimum																		$ 0.70
Warrants exercise price, maximum																		$ 1.895
Common stock, shares, outstanding																	1,182,262
2020 Loan Agreement [Member] | Twenty Twenty Warrant [Member]
Warrants exercise price, minimum																	$ 0.81
Warrants exercise price, maximum																	$ 1.895
2022 Secured Convertible Promissory Note and Security Agreement [Member]
Line of credit facility									$ 8,160,000
Line of credit, term									12 months
Line of credit facility, current borrowing capacity									$ 7,160,000
Line of credit facility									13,160,000
Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Line of credit facility, current borrowing capacity																						$ 2,000,000
Security Agreement [Member]
Line of credit facility, description																	if any indebtedness of AgeX in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of AgeX in excess of $25,000 is not paid on its due date;	if any indebtedness of AgeX in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of AgeX in excess of $25,000 is not paid on its due date
Registration Rights Agreements [Member]
Line of credit facility, description																	AgeX has filed a registration statement on Form S-3, which has become effective under the Securities Act, for offerings on a delayed or continuous basis covering 16,447,500 shares of AgeX common stock held by Juvenescence and 3,248,246 shares of AgeX common stock that may be issued upon the exercise of warrants held by Juvenescence.	AgeX has filed a registration statement on Form S-3, which has become effective under the Securities Act, for offerings on a delayed or continuous basis covering 16,447,500 shares of our common stock held by Juvenescence and 3,248,246 shares of AgeX common stock that may be issued upon the exercise of warrants held by Juvenescence
Twenty Twenty Loan Agreement [Member]
Extinguishment of debt														8,000,000
Fourth Amendment [Member]
Debt conversion description			(i) the definition of Reverse Financing Condition is amended to extend to October 31, 2023 the referenced deadline for fulfillment of the condition to permit borrowing or other incurrence of indebtedness by AgeX’s subsidiary Reverse Bio, and (ii) Juvenescence may convert the outstanding amount of the Secured Note loans or any portion of such loans into AgeX common stock without restriction by the “19.9% Cap” if Juvenescence elects to convert those amounts at a conversion price or prices equal to the “Drawdown Market Prices” applicable to such loan amounts in lieu of a lower conversion price set with reference to the current market price of AgeX common stock at the time of conversion. The 19.9% Cap is a provision of the Secured Note that limits the amount of common stock that Juvenescence may acquire through the conversion of Secured Note loans in order to comply with NYSE American requirements pertaining to the amount of shares that a listed company, such as AgeX, may sell at a price less than the market prices prevailing at the time the loans were made (the “Drawdown Market Prices”) without shareholder approval.
Juvenescence [Member]
Line of credit facility																	$ 2,500,000	$ 12,660,000
Warrant purchase																	10,357,086	8,458,597
Reimbursement																	$ 280,000	$ 280,000
Accounts payable																	4,000	141,000,000		$ 70,000,000
Secured debt			$ 10,000,000											10,000,000
Juvenescence [Member] | Subsequent Event [Member]
Line of credit, current borrowing capacity																							$ 1,000,000
Warrant purchase																340,136							801,924
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Convertiable promissoty note			$ 10,000,000			10,000,000								10,000,000			$ 10,000,000
Origination fee description			In lieu of accrued interest, AgeX agreed to pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Juvenescence [Member] | Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Convertiable promissoty note						10,000,000															10,000,000
Origination fee description							In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Juvenescence [Member] | 2019 Loan Agreement [Member]
Line of credit facility													$ 2,000,000.0
Line of credit, term													18 months
Increase in line of credit										$ 1,000,000.0	$ 4,000,000.0
Line of credit facility, current borrowing capacity									7,000,000.0	$ 7,000,000.0										$ 7,000,000
Origination fee									$ 160,000
Reverse Ratio [Member]
Indebtedness																		$ 15,000,000.0
Juvenescence Limited [Member]
Proceeds from sale of common stock			$ 10,000,000
Extinguishment of debt			36,000,000	$ 36,000,000
Secured debt			$ 10,000,000											$ 10,000,000
Common stock outstanding percentage			85.00%
Juvenescence Limited [Member] | Minimum [Member]
Proceeds from sale of common stock			$ 10,000,000
Juvenescence Limited [Member] | Maximum [Member]
Proceeds from sale of common stock			$ 25,000,000
Juvenescence Limited [Member] | Subsequent Event [Member]
Proceeds from sale of common stock						$ 10,000,000
Common stock outstanding percentage						85.00%
Juvenescence Limited [Member] | Subsequent Event [Member] | Minimum [Member]
Proceeds from sale of common stock						$ 10,000,000
Juvenescence Limited [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from sale of common stock						25,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Line of credit, current borrowing capacity						10,000,000
Convertiable promissoty note																					5,000,000
Proceeds from issuance of long term debt						10,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Line of credit, current borrowing capacity						$ 10,000,000
Convertiable promissoty note																					$ 5,000,000
Juvenescence Limited [Member] | Derivatives And Hedging [Member]
Common stock outstanding percentage			15.00%
Juvenescence Limited [Member] | 2020 Loan Agreement [Member]
Secured debt				$ 10,000,000

[1]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.
[2]	Number of warrants issuable based on the amount of credit available under the Secured Note on the date of origination (2/14/2022) and remeasured at the period end date (12/31/2022). The number of warrant shares to be issued equals 50% of the number determined by dividing the amount of the applicable drawdown by the last closing price per share of AgeX common stock as reported on the NYSE American preceding the delivery of the notice from AgeX requesting a draw down. For purposes of measuring the number of warrants for the origination date (2/14/2022) and the period end date, the market closing price on such dates were used in place of a date of the drawdown notice.